13. Stockholders' Equity (Sept 2019 Note) (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of stock option activity
Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2019	–	$–	–	–
Granted	210,000	5.70	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at September 30, 2019	210,000	$9.86	9.86	–
Vested as of September 30, 2019	17,500	5.70	9.86	–
Exercisable at September 30, 2019	210,000	$9.86	9.86	–

Options outstanding and exercisable
Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000